Other Intangibles, Net (Schedule Of Customer Relationships And Tradename And Other Intangible Assets And Related Accumulated Amortization) (Details) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Finite-Lived Intangible Assets [Line Items]
Gross carrying amount	$ 400,000	$ 416,465
Accumulated amortization	(82,012)	(52,328)
Finite-lived intangible assets	317,988	364,137
Customer Relationships, Net [Member]
Finite-Lived Intangible Assets [Line Items]
Gross carrying amount	360,000	360,000
Accumulated amortization	(55,706)	(34,529)
Finite-lived intangible assets	304,294	325,471
Tradename And Other Intangible Assets [Member]
Finite-Lived Intangible Assets [Line Items]
Gross carrying amount	40,000	56,465
Accumulated amortization	(26,306)	(17,799)
Finite-lived intangible assets	$ 13,694	$ 38,666